Quarterly Holdings Report
for
Fidelity® International Value Fund
July 31, 2024
FIV-NPRT3-0924
1.834741.118
Common Stocks - 97.3%
	Shares	Value ($)
Australia - 6.7%
BHP Group Ltd.	1,204,315	33,449,784
Commonwealth Bank of Australia	78,382	7,047,450
Glencore PLC	4,319,000	23,965,447
Macquarie Group Ltd.	105,136	14,424,524
Woodside Energy Group Ltd.	469,778	8,519,338
TOTAL AUSTRALIA		87,406,543
Belgium - 1.7%
KBC Group NV	141,316	10,956,567
UCB SA	70,400	11,782,845
TOTAL BELGIUM		22,739,412
Finland - 1.0%
Mandatum Holding OY	195,434	905,468
Sampo Oyj (A Shares)	266,934	11,691,351
TOTAL FINLAND		12,596,819
France - 9.5%
Air Liquide SA	84,507	15,419,026
Airbus Group NV	36,800	5,568,824
Alten SA	36,400	4,010,299
AXA SA	786,305	27,607,040
BNP Paribas SA	244,500	16,751,614
Capgemini SA	56,293	11,175,482
TotalEnergies SE	492,305	33,214,018
Vivendi SA	954,192	10,194,561
TOTAL FRANCE		123,940,864
Germany - 11.3%
Bayer AG	95,600	2,844,167
Bayerische Motoren Werke AG (BMW)	82,300	7,633,256
Covestro AG (a)(b)	57,500	3,389,012
DHL Group	272,700	12,163,931
Fresenius SE & Co. KGaA (a)	254,300	9,134,425
Hannover Reuck SE	53,200	13,225,138
Infineon Technologies AG	144,500	5,019,665
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	40,135	19,789,489
Rheinmetall AG	47,850	26,089,617
RWE AG	311,100	11,612,368
Siemens AG	145,239	26,592,841
Vonovia SE	311,879	9,589,257
TOTAL GERMANY		147,083,166
Hong Kong - 0.7%
Prudential PLC	1,011,246	9,125,880
India - 0.7%
Reliance Industries Ltd. GDR (b)	131,700	9,495,570
Indonesia - 0.5%
PT Bank Central Asia Tbk	9,593,000	6,061,997
Ireland - 0.8%
Bank of Ireland Group PLC	874,500	9,913,829
Italy - 4.7%
Eni SpA	1,185,700	18,970,964
Mediobanca SpA	924,325	15,000,259
Prysmian SpA	149,400	10,273,665
Ryanair Holdings PLC sponsored ADR	56,900	5,763,970
UniCredit SpA	273,300	11,225,717
TOTAL ITALY		61,234,575
Japan - 24.8%
Daiichi Sankyo Co. Ltd.	67,200	2,736,901
DENSO Corp.	868,200	14,237,623
Eisai Co. Ltd.	84,100	3,207,234
FUJIFILM Holdings Corp.	479,100	11,391,050
Fujitsu Ltd.	528,100	9,590,388
Hitachi Ltd.	1,415,400	30,582,098
Hoya Corp.	36,400	4,560,949
Ibiden Co. Ltd.	132,600	5,171,936
INPEX Corp. (c)	513,900	7,935,385
Itochu Corp.	521,300	26,734,066
LY Corp.	910,900	2,278,994
Minebea Mitsumi, Inc.	252,570	6,075,402
Mitsubishi Heavy Industries Ltd.	1,501,800	18,000,701
Mitsubishi UFJ Financial Group, Inc.	2,632,161	30,402,388
Mitsui & Co. Ltd.	296,800	6,886,914
Nintendo Co. Ltd.	89,500	4,945,627
NOF Corp.	252,900	3,643,968
ORIX Corp.	647,400	15,660,381
Renesas Electronics Corp.	875,817	15,084,960
Shin-Etsu Chemical Co. Ltd.	506,000	22,481,928
SoftBank Group Corp.	170,900	10,444,114
Sony Group Corp.	69,600	6,181,777
Subaru Corp.	36,000	692,154
Sumitomo Mitsui Financial Group, Inc.	375,400	27,108,733
Suzuki Motor Corp.	557,320	6,404,824
TIS, Inc.	149,001	3,212,665
Tokio Marine Holdings, Inc.	432,444	16,966,137
Toyota Motor Corp.	577,550	11,095,174
TOTAL JAPAN		323,714,471
Korea (South) - 0.9%
Samsung Electronics Co. Ltd.	194,270	11,899,089
Luxembourg - 0.4%
ArcelorMittal SA (Netherlands)	248,100	5,622,520
Netherlands - 0.3%
Universal Music Group NV	162,316	3,867,096
Singapore - 1.1%
United Overseas Bank Ltd.	602,905	14,591,140
South Africa - 0.9%
Anglo American PLC (United Kingdom)	376,527	11,414,913
Thungela Resources Ltd.	43,581	287,971
TOTAL SOUTH AFRICA		11,702,884
Spain - 2.9%
Banco Santander SA (Spain)	5,990,482	28,898,988
Cellnex Telecom SA (b)	184,300	6,427,783
Unicaja Banco SA (b)	2,043,400	2,746,645
TOTAL SPAIN		38,073,416
Sweden - 1.7%
Investor AB (B Shares)	802,140	22,755,213
Switzerland - 2.9%
Swiss Life Holding AG	12,973	9,958,653
UBS Group AG	213,926	6,456,287
Zurich Insurance Group Ltd.	38,061	20,952,521
TOTAL SWITZERLAND		37,367,461
United Kingdom - 14.5%
AstraZeneca PLC (United Kingdom)	107,112	17,016,978
B&M European Value Retail SA	430,100	2,588,195
BAE Systems PLC	1,700,251	28,356,980
Barratt Developments PLC	2,557,161	17,311,229
Beazley PLC	744,000	6,537,330
Diageo PLC	128,591	4,001,107
Flutter Entertainment PLC (a)	16,300	3,221,749
HSBC Holdings PLC (United Kingdom)	2,060,400	18,737,489
Imperial Brands PLC	425,037	11,714,805
JD Sports Fashion PLC	2,734,600	4,626,352
Lloyds Banking Group PLC	23,964,712	18,307,845
London Stock Exchange Group PLC	72,700	8,849,461
Rolls-Royce Holdings PLC (a)	1,472,300	8,524,916
Standard Chartered PLC (United Kingdom)	1,260,549	12,452,061
Unilever PLC	430,116	26,432,654
TOTAL UNITED KINGDOM		188,679,151
United States of America - 9.3%
CRH PLC	291,302	24,964,581
Ferguson PLC	44,916	9,951,793
GSK PLC	628,901	12,212,494
Linde PLC	33,314	15,107,899
Shell PLC ADR	817,300	59,842,710
TOTAL UNITED STATES OF AMERICA		122,079,477
TOTAL COMMON STOCKS (Cost $1,022,289,930)		1,269,950,573

Nonconvertible Preferred Stocks - 0.6%
	Shares	Value ($)
Germany - 0.6%
Porsche Automobil Holding SE (Germany) (Cost $9,960,783)	161,600	7,223,435

Money Market Funds - 3.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	48,414,670	48,424,352
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	221,810	221,832
TOTAL MONEY MARKET FUNDS (Cost $48,646,184)		48,646,184

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $1,080,896,897)	1,325,820,192
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(20,748,439)
NET ASSETS - 100.0%	1,305,071,753

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,059,010 or 1.7% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	17,765,904	357,252,785	326,596,354	1,334,931	2,017	-	48,424,352	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	-	9,702,302	9,480,470	1,014	-	-	221,832	0.0%
Total	17,765,904	366,955,087	336,076,824	1,335,945	2,017	-	48,646,184

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.